                              N A T I O N W I D E
                                F I D E L I T Y
                                 A D V I S O R
                                V A R I A B L E
                                 A C C O U N T


                                 ANNUAL REPORT



                                F I D E L I T Y
                                 A D V I S O R
                             A N N U I T I E S (SM)





                               DECEMBER 31, 1998

                                     [LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                          [PHOTO OF JOSEPH J. GASPER]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide Fidelity Advisor Variable Account.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.


                             /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                February 16, 1999

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998


ASSETS:
   Investments at market value:
      Fidelity VIP - Equity-Income Portfolio
         2,639,029 shares (cost $61,222,852) ..............................  $   67,084,128
      Fidelity VIP - Growth Portfolio
         1,249,446 shares (cost $45,218,302) ..............................      56,062,644
      Fidelity VIP - High Income Portfolio
         13,392,771 shares (cost $162,461,867) ............................     154,418,650
      Fidelity VIP - Money Market Portfolio
         63,267,165 shares (cost $63,267,165) .............................      63,267,165
      Fidelity VIP - Overseas Portfolio
         3,962,390 shares (cost $73,445,477) ..............................      79,445,912
      Fidelity VIP-II - Asset Manager Portfolio
         835,419 shares (cost $14,190,713) ................................      15,171,200
      Fidelity VIP-II - Asset Manager: Growth Portfolio
         776,512 shares (cost $11,838,166) ................................      13,224,005
      Fidelity VIP-II - Contrafund Portfolio
         3,466,726 shares (cost $65,459,513) ..............................      84,726,778
      Fidelity VIP-II - Index 500 Portfolio
         532,116 shares (cost $61,572,677) ................................      75,161,352
      Fidelity VIP-II - Investment Grade Bond Portfolio
         4,176,355 shares (cost $50,778,794) ..............................      54,125,559
      Fidelity VIP-III - Balanced Portfolio
         10,284,348 shares (cost $121,712,362) ............................     165,680,849
      Fidelity VIP-III - Growth and Income Portfolio
         3,551,353 shares (cost $44,719,366) ..............................      57,354,358
      Fidelity VIP-III - Growth Opportunities Portfolio
         33,894,186 shares (cost $505,260,936) ............................     775,498,973
      Fidelity VIP - Equity-Income Portfolio: Service Class
         758,036 shares (cost $18,560,760) ................................      19,246,523
      Fidelity VIP - Growth Portfolio: Service Class
         431,282 shares (cost $16,465,473) ................................      19,330,052
      Fidelity VIP - High Income Portfolio: Service Class
         1,706,976 shares (cost $20,744,141) ..............................      19,647,293
      Fidelity VIP - Overseas Portfolio: Service Class
         292,762 shares (cost $5,760,422) .................................       5,864,016

      Fidelity VIP-II - Asset Manager Portfolio: Service Class
         205,447 shares (cost $3,491,849) .................................       3,718,593
      Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class
         147,309 shares (cost $2,294,845) .................................       2,498,362
      Fidelity VIP-II - Contrafund Portfolio: Service Class
         607,247 shares (cost $12,899,743) ................................      14,828,965
      Fidelity VIP-III - Balanced Portfolio: Service Class
         594,199 shares (cost $8,999,175) .................................       9,548,778
      Fidelity VIP-III - Growth and Income Portfolio: Service Class
         1,139,649 shares (cost $16,301,118) ..............................      18,359,737
      Fidelity VIP-III - Growth Opportunities Portfolio: Service Class
         2,014,007 shares (cost $40,882,800) ..............................      46,040,194
                                                                             --------------
            Total investments .............................................   1,820,304,086
   Accounts receivable ....................................................           8,912
                                                                             --------------
            Total assets ..................................................   1,820,312,998
ACCOUNTS PAYABLE ..........................................................             271
                                                                             --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ..........................................  $1,820,312,727
                                                                             ==============


See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   TOTAL                      EQUITY-INCOME PORTFOLIO
                                                       -------------------------------   --------------------------------
                                                            1998             1997             1998             1997
                                                       --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ..............................  $   28,746,293       13,779,569          600,150           15,751
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................      (1,542,846)      (1,083,010)         (39,219)         (10,689)
      Select ........................................     (18,369,018)     (12,435,476)        (760,982)        (231,323)
      Select (Rider Option 1) .......................        (142,890)          (1,046)         (15,961)            (126)
      Select (Rider Option 2) .......................         (46,433)            (282)          (6,275)             (35)
      Generations ...................................        (346,655)               -                -                -
      Generations (Rider Option 1) ..................        (346,637)               -                -                -
      Generations (Rider Option 2) ..................         (99,916)               -                -                -
                                                       --------------   --------------   --------------   --------------
    Net investment activity .........................       7,851,898          259,755         (222,287)        (226,422)
                                                       --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold .............     221,265,915      287,881,219        3,724,216           22,507
  Cost of mutual fund shares sold ...................    (192,745,675)    (283,840,344)      (3,440,172)         (21,016)
                                                       --------------   --------------   --------------   --------------
    Realized gain (loss) on investments .............      28,520,240        4,040,875          284,044            1,491
  Change in unrealized gain (loss) on investments ...     152,688,719      165,223,943        2,285,323        3,575,954
                                                       --------------   --------------   --------------   --------------
    Net gain (loss) on investments ..................     181,208,959      169,264,818        2,569,367        3,577,445
                                                       --------------   --------------   --------------   --------------
  Reinvested capital gains ..........................      51,573,229       17,399,176        2,135,830           79,191
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............     240,634,086      186,923,749        4,482,910        3,430,214
                                                       --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners .................................     439,055,602      429,777,841       24,438,255       28,876,880
  Transfers between funds ...........................               -                -        3,516,796        7,018,612
  Redemptions .......................................     (95,841,935)     (51,393,337)      (4,045,164)        (494,788)
  Annuity benefits ..................................         (45,976)          (2,059)          (1,314)               -
  Annual contract maintenance charge (note 2) .......        (135,080)         (99,391)          (3,209)            (203)
  Contingent deferred sales charges (note 2) ........      (1,866,659)      (1,101,526)        (128,773)          (7,134)
  Adjustments to maintain reserves ..................           4,599            5,922             (823)           1,397
                                                       --------------   --------------   --------------   --------------
      Net equity transactions .......................     341,170,551      377,187,450       23,775,768       35,394,764
                                                       --------------   --------------   --------------   --------------

  Net change in contract owners' equity .............     581,804,637      564,111,199       28,258,678       38,824,978
  Contract owners' equity beginning of period .......   1,238,508,090      674,396,891       38,824,978                -
                                                       --------------   --------------   --------------   --------------
  Contract owners' equity end of period .............  $1,820,312,727    1,238,508,090       67,083,656       38,824,978
                                                       ==============   ==============   ==============   ==============

                                                               GROWTH PORTFOLIO               HIGH INCOME PORTFOLIO
                                                       -------------------------------   -------------------------------
                                                            1998             1997             1998             1997
                                                       --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ..............................  $       133,285            4,508       10,862,359          105,786
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................          (29,588)          (8,415)        (126,145)         (79,502)
      Select ........................................         (484,627)        (136,613)      (2,077,769)      (1,330,341)
      Select (Rider Option 1) .......................          (14,910)            (254)         (13,240)             (45)
      Select (Rider Option 2) .......................           (4,473)             (15)          (5,806)             (42)
      Generations ...................................                -                -                -                -
      Generations (Rider Option 1) ..................                -                -                -                -
      Generations (Rider Option 2) ..................                -                -                -                -
                                                       ---------------   --------------   --------------   --------------
    Net investment activity .........................         (400,313)        (140,789)       8,639,399       (1,304,144)
                                                       ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold .............        2,870,100          701,523       34,158,097        9,990,931
  Cost of mutual fund shares sold ...................       (2,481,565)        (663,222)     (34,536,377)      (9,469,396)
                                                       ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments .............          388,535           38,301         (378,280)         521,535
  Change in unrealized gain (loss) on investments ...        9,302,636        1,541,707      (24,528,745)      16,484,146
                                                       ---------------   --------------   --------------   --------------
    Net gain (loss) on investments ..................        9,691,171        1,580,008      (24,907,025)      17,005,681
                                                       ---------------   --------------   --------------   --------------
  Reinvested capital gains ..........................        3,486,467           20,178        6,902,124           13,075
                                                       ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       12,777,325        1,459,397       (9,365,502)      15,714,612
                                                       ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners .................................       16,985,566       17,228,215       28,906,593       40,442,027
  Transfers between funds ...........................        4,184,630        5,458,035       (3,894,607)      98,072,875
  Redemptions .......................................       (1,597,186)        (389,446)     (10,314,646)      (4,965,856)
  Annuity benefits ..................................                -                -           (1,828)            (520)
  Annual contract maintenance charge (note 2) .......           (2,420)            (174)          (9,856)          (6,797)
  Contingent deferred sales charges (note 2) ........          (33,687)          (7,662)        (221,320)        (105,011)
  Adjustments to maintain reserves ..................              433              387             (509)           1,793
                                                       ---------------   --------------   --------------   --------------
      Net equity transactions .......................       19,537,336       22,289,355       14,463,827      133,438,511
                                                       ---------------   --------------   --------------   --------------

  Net change in contract owners' equity .............       32,314,661       23,748,752        5,098,325      149,153,123
  Contract owners' equity beginning of period .......       23,748,752                -      149,321,511          168,388
                                                       ---------------   --------------   --------------   --------------
  Contract owners' equity end of period .............  $    56,063,413       23,748,752      154,419,836      149,321,511
                                                       ===============   ==============   ==============   ==============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                         MONEY MARKET PORTFOLIO         OVERSEAS PORTFOLIO
                                                       --------------------------   -------------------------
                                                           1998           1997          1998          1997
                                                       ------------   -----------   -----------   -----------
Investment activity:
  Reinvested dividends ..............................  $  2,729,931     2,138,816     1,390,058        13,050
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................       (40,564)      (20,370)      (88,594)      (60,043)
      Select ........................................      (578,067)     (540,448)   (1,006,416)     (670,326)
      Select (Rider Option 1) .......................       (11,394)          (21)       (5,313)         (105)
      Select (Rider Option 2) .......................        (4,365)            -        (1,148)          (28)
      Generations ...................................       (27,469)            -             -             -
      Generations (Rider Option 1) ..................       (21,405)            -             -             -
      Generations (Rider Option 2) ..................       (13,826)            -             -             -
                                                       ------------   -----------   -----------   -----------
    Net investment activity .........................     2,032,841     1,577,977       288,587      (717,452)
                                                       ------------   -----------   -----------   -----------

  Proceeds from mutual fund shares sold .............    86,064,942    50,465,388     9,164,560     6,692,136
  Cost of mutual fund shares sold ...................   (86,064,942)  (50,465,388)   (8,380,638)   (6,194,942)
                                                       ------------   -----------   -----------   -----------
    Realized gain (loss) on investments .............             -             -       783,922       497,194
  Change in unrealized gain (loss) on investments ...             -             -     2,431,247     3,564,616
                                                       ------------   -----------   -----------   -----------
    Net gain (loss) on investments ..................             -             -     3,215,169     4,061,810
                                                       ------------   -----------   -----------   -----------
  Reinvested capital gains ..........................             -             -     4,097,014        51,803
                                                       ------------   -----------   -----------   -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............     2,032,841     1,577,977     7,600,770     3,396,161
                                                       ------------   -----------   -----------   -----------
Equity transactions:
  Purchase payments received from
    contract owners .................................    36,787,840    53,240,636     8,735,152    19,142,453
  Transfers between funds ...........................   (10,592,420)   (8,324,168)   (1,473,900)   48,946,911
  Redemptions .......................................    (8,446,229)   (4,162,215)   (4,144,730)   (2,818,245)
  Annuity benefits ..................................             -             -             -             -
  Annual contract maintenance charge (note 2) .......        (2,787)       (1,833)       (7,644)       (5,435)
  Contingent deferred sales charges (note 2) ........      (175,051)      (81,918)      (92,445)      (65,968)
  Adjustments to maintain reserves ..................           184          (128)          542         3,181
                                                       ------------   -----------   -----------   -----------
      Net equity transactions .......................    17,571,537    40,670,374     3,016,975    65,202,897
                                                       ------------   -----------   -----------   -----------

  Net change in contract owners' equity .............    19,604,378    42,248,351    10,617,745    68,599,058
  Contract owners' equity beginning of period .......    43,662,462     1,414,111    68,829,824       230,766
                                                       ------------   -----------   -----------   -----------
  Contract owners' equity end of period .............  $ 63,266,840    43,662,462    79,447,569    68,829,824
                                                       ============   ===========   ===========   ===========

                                                                                           ASSET MANAGER
                                                         ASSET MANAGER PORTFOLIO         GROWTH PORTFOLIO
                                                       --------------------------   -------------------------
                                                           1998          1997          1998           1997
                                                       ------------   -----------   -----------   -----------
Investment activity:
  Reinvested dividends ..............................  $    350,865         5,034       182,827             -
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................        (7,562)       (2,325)       (8,047)       (3,230)
      Select ........................................      (168,847)      (61,279)     (141,334)      (57,643)
      Select (Rider Option 1) .......................        (3,292)          (18)       (2,786)          (13)
      Select (Rider Option 2) .......................        (1,328)            -          (409)           (8)
      Generations ...................................             -             -             -             -
      Generations (Rider Option 1) ..................             -             -             -             -
      Generations (Rider Option 2) ..................             -             -             -             -
                                                       ------------   -----------   -----------   -----------
    Net investment activity .........................       169,836       (58,588)       30,251       (60,894)
                                                       ------------   -----------   -----------   -----------

  Proceeds from mutual fund shares sold .............     2,121,060       167,650       905,852       608,370
  Cost of mutual fund shares sold ...................    (1,920,469)     (169,948)     (823,932)     (526,461)
                                                       ------------   -----------   -----------   -----------
    Realized gain (loss) on investments .............       200,591        (2,298)       81,920        81,909
  Change in unrealized gain (loss) on investments ...       209,940       770,547       583,636       802,203
                                                       ------------   -----------   -----------   -----------
    Net gain (loss) on investments ..................       410,531       768,249       665,556       884,112
                                                       ------------   -----------   -----------   -----------
  Reinvested capital gains ..........................     1,052,595        12,628       854,987           620
                                                       ------------   -----------   -----------   -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............     1,632,962       722,289     1,550,794       823,838
                                                       ------------   -----------   -----------   -----------
Equity transactions:

  Purchase payments received from
    contract owners .................................     4,059,284     6,537,589     3,545,378     5,851,889
  Transfers between funds ...........................       109,848     2,915,117       202,313     1,816,591
  Redemptions .......................................      (658,699)     (124,289)     (345,606)     (210,136)
  Annuity benefits ..................................       (16,169)            -             -             -
  Annual contract maintenance charge (note 2) .......          (606)          (65)         (673)          (56)
  Contingent deferred sales charges (note 2) ........        (5,683)         (642)       (4,350)       (5,660)
  Adjustments to maintain reserves ..................        (2,123)          169            66          (319)
                                                       ------------   -----------   -----------   -----------
      Net equity transactions .......................     3,485,852     9,327,879     3,397,128     7,452,309
                                                       ------------   -----------   -----------   -----------

  Net change in contract owners' equity .............     5,118,814    10,050,168     4,947,922     8,276,147
  Contract owners' equity beginning of period .......    10,050,168             -     8,276,147             -
                                                       ------------   -----------   -----------   -----------
  Contract owners' equity end of period .............  $ 15,168,982    10,050,168    13,224,069     8,276,147
                                                       ============   ===========   ===========   ===========


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                           CONTRAFUND PORTFOLIO            INDEX 500 PORTFOLIO
                                                       ----------------------------   ---------------------------
                                                            1998           1997           1998            1997
                                                       -------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends ..............................  $     374,985         24,653        369,216          9,636
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................        (59,657)       (23,334)       (37,450)       (10,070)
      Select ........................................       (858,526)      (345,666)      (575,683)      (180,444)
      Select (Rider Option 1) .......................        (11,902)           (95)        (9,839)           (24)
      Select (Rider Option 2) .......................         (2,345)           (30)        (2,256)            (9)
      Generations ...................................              -              -        (20,294)             -
      Generations (Rider Option 1) ..................              -              -        (23,497)             -
      Generations (Rider Option 2) ..................              -              -         (4,757)             -
                                                       -------------   ------------   ------------   ------------
    Net investment activity .........................       (557,445)      (344,472)      (304,560)      (180,911)
                                                       -------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold .............      4,899,088        565,018      2,653,129        965,594
  Cost of mutual fund shares sold ...................     (4,114,192)      (487,291)    (2,072,374)      (889,248)
                                                       -------------   ------------   ------------   ------------
    Realized gain (loss) on investments .............        784,896         77,727        580,755         76,346
  Change in unrealized gain (loss) on investments ...     14,022,891      5,244,373     10,718,449      2,870,226
                                                       -------------   ------------   ------------   ------------
    Net gain (loss) on investments ..................     14,807,787      5,322,100     11,299,204      2,946,572
                                                       -------------   ------------   ------------   ------------
  Reinvested capital gains ..........................      2,758,815         65,154        855,170         19,553
                                                       -------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............     17,009,157      5,042,782     11,849,814      2,785,214
                                                       -------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from
    contract owners .................................     17,410,532     36,229,846     29,555,745     20,344,888
  Transfers between funds ...........................      1,764,382     11,100,887      7,332,209      6,144,151
  Redemptions .......................................     (2,918,682)      (814,886)    (2,251,651)      (540,303)
  Annuity benefits ..................................         (1,385)             -              -              -
  Annual contract maintenance charge (note 2) .......         (6,037)          (692)        (3,966)          (330)
  Contingent deferred sales charges (note 2) ........        (55,124)       (18,768)       (35,351)       (17,514)
  Adjustments to maintain reserves ..................            441        (15,272)            87         (1,008)
                                                       -------------   ------------   ------------   ------------
      Net equity transactions .......................     16,194,127     46,481,115     34,597,073     25,929,884
                                                       -------------   ------------   ------------   ------------

  Net change in contract owners' equity .............     33,203,284     51,523,897     46,446,887     28,715,098
  Contract owners' equity beginning of period .......     51,523,897              -     28,715,098              -
                                                       -------------   ------------   ------------   ------------
  Contract owners' equity end of period .............  $  84,727,181     51,523,897     75,161,985     28,715,098
                                                       =============   ============   ============   ============

                                                             INVESTMENT GRADE
                                                              BOND PORTFOLIO               BALANCED PORTFOLIO
                                                       ----------------------------   ---------------------------
                                                           1998            1997           1998           1997
                                                       -------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends ..............................  $   1,397,192         21,628      3,537,100      2,651,503
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................        (31,786)       (18,691)      (190,140)      (153,146)
      Select ........................................       (457,474)      (261,060)    (1,978,328)    (1,593,030)
      Select (Rider Option 1) .......................         (1,121)             -         (6,802)           (28)
      Select (Rider Option 2) .......................           (945)           (40)        (1,037)            (9)
      Generations ...................................        (13,470)             -              -              -
      Generations (Rider Option 1) ..................        (22,154)             -              -              -
      Generations (Rider Option 2) ..................         (6,446)             -              -              -
                                                       -------------   ------------   ------------   ------------
    Net investment activity .........................        863,796       (258,163)     1,360,793        905,290
                                                       -------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold .............      5,690,626      2,093,567      8,612,916      4,520,541
  Cost of mutual fund shares sold ...................     (5,213,813)    (2,017,251)    (6,109,489)    (3,490,030)
                                                       -------------   ------------   ------------   ------------
    Realized gain (loss) on investments .............        476,813         76,316      2,503,427      1,030,511
  Change in unrealized gain (loss) on investments ...      1,274,245      2,072,932     13,665,547     20,657,622
                                                       -------------   ------------   ------------   ------------
    Net gain (loss) on investments ..................      1,751,058      2,149,248     16,168,974     21,688,133
                                                       -------------   ------------   ------------   ------------
  Reinvested capital gains ..........................        165,769              -      5,403,903              -
                                                       -------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............      2,780,623      1,891,085     22,933,670     22,593,423
                                                       -------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from
    contract owners .................................     17,009,962      6,750,960     12,361,983     23,981,267
  Transfers between funds ...........................      8,470,608     21,294,182     (1,896,771)    (1,028,043)
  Redemptions .......................................     (2,606,263)    (1,465,723)    (9,908,416)    (6,165,682)
  Annuity benefits ..................................        (15,041)             -         (1,259)          (296)
  Annual contract maintenance charge (note 2) .......         (2,087)        (1,273)       (15,153)       (13,901)
  Contingent deferred sales charges (note 2) ........        (50,558)       (29,247)      (187,285)      (126,607)
  Adjustments to maintain reserves ..................         (1,468)           222          1,390          1,693
                                                       -------------   ------------   ------------   ------------
      Net equity transactions .......................     22,805,153     26,549,121        354,489     16,648,431
                                                       -------------   ------------   ------------   ------------

  Net change in contract owners' equity .............     25,585,776     28,440,206     23,288,159     39,241,854
  Contract owners' equity beginning of period .......     28,538,182         97,976    142,394,052    103,152,198
                                                       -------------   ------------   ------------   ------------
  Contract owners' equity end of period .............  $  54,123,958     28,538,182    165,682,211    142,394,052
                                                       =============   ============   ============   ============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                             GROWTH AND INCOME            GROWTH OPPORTUNITIES
                                                                  PORTFOLIO                     PORTFOLIO
                                                        ---------------------------   ---------------------------
                                                            1998           1997           1998           1997
                                                        ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends ..............................   $          -        157,740      6,818,325      6,335,089
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................        (25,704)        (6,903)      (858,390)      (650,933)
      Select ........................................       (543,629)      (159,344)    (8,737,336)    (6,371,570)
      Select (Rider Option 1) .......................        (11,701)           (13)       (34,629)          (304)
      Select (Rider Option 2) .......................           (705)           (32)       (15,341)           (34)
      Generations ...................................              -              -              -              -
      Generations (Rider Option 1) ..................              -              -              -              -
      Generations (Rider Option 2) ..................              -              -              -              -
                                                        ------------   ------------   ------------   ------------
    Net investment activity .........................       (581,739)        (8,552)    (2,827,371)      (687,752)
                                                        ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold .............      1,675,936         45,518     53,776,742     10,276,479
  Cost of mutual fund shares sold ...................     (1,294,541)       (40,650)   (31,095,663)    (6,486,639)
                                                        ------------   ------------   ------------   ------------
    Realized gain (loss) on investments .............        381,395          4,868     22,681,079      3,789,840
  Change in unrealized gain (loss) on investments ...     10,320,823      2,314,169     99,720,539    110,032,205
                                                        ------------   ------------   ------------   ------------
    Net gain (loss) on investments ..................     10,702,218      2,319,037    122,401,618    113,822,045
                                                        ------------   ------------   ------------   ------------
  Reinvested capital gains ..........................        158,758        512,654     23,701,797      8,869,124
                                                        ------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............     10,279,237      2,823,139    143,276,044    122,003,417
                                                        ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from
    contract owners .................................     15,826,845     18,613,704     77,524,904    137,949,525
  Transfers between funds ...........................      7,690,493      5,163,722    (19,480,824)     2,156,049
  Redemptions .......................................     (2,487,061)      (510,742)   (43,447,338)   (26,047,105)
  Annuity benefits ..................................              -              -         (8,980)        (1,243)
  Annual contract maintenance charge (note 2) .......         (2,083)          (188)       (78,559)       (65,787)
  Contingent deferred sales charges (note 2) ........        (28,510)       (14,424)      (833,269)      (554,646)
  Adjustments to maintain reserves ..................            570            235          5,680          9,130
                                                        ------------   ------------   ------------   ------------
      Net equity transactions .......................     21,000,254     23,252,307     13,681,614    113,445,923
                                                        ------------   ------------   ------------   ------------

  Net change in contract owners' equity .............     31,279,491     26,075,446    156,957,658    235,449,340
  Contract owners' equity beginning of period .......     26,075,446              -    618,547,573    383,098,233
                                                        ------------   ------------   ------------   ------------
  Contract owners' equity end of period .............   $ 57,354,937     26,075,446    775,505,231    618,547,573
                                                        ============   ============   ============   ============

                                                           EQUITY-INCOME PORTFOLIO:          GROWTH PORTFOLIO:
                                                                SERVICE CLASS                  SERVICE CLASS
                                                        ------------------------------  ----------------------------
                                                            1998             1997           1998            1997
                                                        -------------   --------------  ------------   -------------
Investment activity:
  Reinvested dividends ..............................   $           -                -             -               -
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -                -             -               -
      Select ........................................               -                -             -               -
      Select (Rider Option 1) .......................               -                -             -               -
      Select (Rider Option 2) .......................               -                -             -               -
      Generations ...................................         (35,645)               -       (33,383)              -
      Generations (Rider Option 1) ..................         (39,080)               -       (27,492)              -
      Generations (Rider Option 2) ..................         (10,048)               -        (9,526)              -
                                                        -------------   --------------  ------------   -------------
    Net investment activity .........................         (84,773)               -       (70,401)              -
                                                        -------------   --------------  ------------   -------------

  Proceeds from mutual fund shares sold .............         655,853                -       390,810               -
  Cost of mutual fund shares sold ...................        (673,141)               -      (352,615)              -
                                                        -------------   --------------  ------------   -------------
    Realized gain (loss) on investments .............         (17,288)               -        38,195               -
  Change in unrealized gain (loss) on investments ...         685,763                -     2,864,579               -
                                                        -------------   --------------  ------------   -------------
    Net gain (loss) on investments ..................         668,475                -     2,902,774               -
                                                        -------------   --------------  ------------   -------------
  Reinvested capital gains ..........................               -                -             -               -
                                                        -------------   --------------  ------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............         583,702                -     2,832,373               -
                                                        -------------   --------------  ------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................      18,948,835                -    15,833,951               -
  Transfers between funds ...........................          91,604                -       979,486               -
  Redemptions .......................................        (375,768)               -      (312,595)              -
  Annuity benefits ..................................               -                -             -               -
  Annual contract maintenance charge (note 2) .......               -                -             -               -
  Contingent deferred sales charges (note 2) ........          (1,837)               -        (3,166)              -
  Adjustments to maintain reserves ..................             (21)               -           117               -
                                                        -------------   --------------  ------------   -------------
      Net equity transactions .......................      18,662,813                -    16,497,793               -
                                                        -------------   --------------  ------------   -------------

  Net change in contract owners' equity .............      19,246,515                -    19,330,166               -
  Contract owners' equity beginning of period .......               -                -             -               -
                                                        -------------   --------------  ------------   -------------
  Contract owners' equity end of period .............   $  19,246,515                -    19,330,166               -
                                                        =============   ==============  ============   =============


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                           HIGH INCOME PORTFOLIO:             OVERSEAS PORTFOLIO
                                                               SERVICE CLASS                     SERVICE CLASS
                                                       ------------------------------   -----------------------------
                                                            1998             1997            1998            1997
                                                       --------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ..............................  $            -               -               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -               -               -               -
      Select ........................................               -               -               -               -
      Select (Rider Option 1) .......................               -               -               -               -
      Select (Rider Option 2) .......................               -               -               -               -
      Generations ...................................         (49,642)              -         (11,313)              -
      Generations (Rider Option 1) ..................         (37,699)              -         (10,118)              -
      Generations (Rider Option 2) ..................         (11,178)              -          (3,117)              -
                                                       --------------   -------------   -------------   -------------
    Net investment activity .........................         (98,519)              -         (24,548)              -
                                                       --------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold .............       1,922,952               -         282,331               -
  Cost of mutual fund shares sold ...................      (2,195,994)              -        (301,072)              -
                                                       --------------   -------------   -------------   -------------
    Realized gain (loss) on investments .............        (273,042)              -         (18,741)              -
  Change in unrealized gain (loss) on investments ...      (1,096,849)              -         103,595               -
                                                       --------------   -------------   -------------   -------------
    Net gain (loss) on investments ..................      (1,369,891)              -          84,854               -
                                                       --------------   -------------   -------------   -------------
  Reinvested capital gains ..........................               -               -               -               -
                                                       --------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............      (1,468,410)              -          60,306               -
                                                       --------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................      22,844,703               -       5,217,109               -
  Transfers between funds ...........................      (1,225,535)              -         653,623               -
  Redemptions .......................................        (500,261)              -         (66,607)              -
  Annuity benefits ..................................               -               -               -               -
  Annual contract maintenance charge (note 2) .......               -               -               -               -
  Contingent deferred sales charges (note 2) ........          (3,207)              -            (416)              -
  Adjustments to maintain reserves ..................             (68)              -             (10)              -
                                                       --------------   -------------   -------------   -------------
      Net equity transactions .......................      21,115,632               -       5,803,699               -
                                                       --------------   -------------   -------------   -------------

  Net change in contract owners' equity .............      19,647,222               -       5,864,005               -
  Contract owners' equity beginning of period .......               -               -               -               -
                                                       --------------   -------------   -------------   -------------
  Contract owners' equity end of period .............  $   19,647,222               -       5,864,005               -
                                                       ==============   =============   =============   =============

                                                                                                ASSET MANAGER:
                                                           ASSET MANAGER PORTFOLIO:           GROWTH PORTFOLIO:
                                                                SERVICE CLASS                   SERVICE CLASS
                                                       -------------------------------  ------------------------------
                                                            1998             1997            1998            1997
                                                       --------------   --------------  --------------   -------------
Investment activity:
  Reinvested dividends ..............................  $            -                -               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -                -               -               -
      Select ........................................               -                -               -               -
      Select (Rider Option 1) .......................               -                -               -               -
      Select (Rider Option 2) .......................               -                -               -               -
      Generations ...................................          (6,565)               -          (3,692)              -
      Generations (Rider Option 1) ..................          (4,118)               -          (4,062)              -
      Generations (Rider Option 2) ..................            (998)               -          (1,888)              -
                                                       --------------   --------------  --------------   -------------
    Net investment activity .........................         (11,681)               -          (9,642)              -
                                                       --------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold .............          71,477                -         219,864               -
  Cost of mutual fund shares sold ...................         (73,296)               -        (231,538)              -
                                                       --------------   --------------  --------------   -------------
    Realized gain (loss) on investments .............          (1,819)               -         (11,674)              -
  Change in unrealized gain (loss) on investments ...         226,745                -         203,517               -
                                                       --------------   --------------  --------------   -------------
    Net gain (loss) on investments ..................         224,926                -         191,843               -
                                                       --------------   --------------  --------------   -------------
  Reinvested capital gains ..........................               -                -               -               -
                                                       --------------   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............         213,245                -         182,201               -
                                                       --------------   --------------  --------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................       3,392,283                -       2,398,093               -
  Transfers between funds ...........................         135,795                -         (35,776)              -
  Redemptions .......................................         (22,375)               -         (46,097)              -
  Annuity benefits ..................................               -                -               -               -
  Annual contract maintenance charge (note 2) .......               -                -               -               -
  Contingent deferred sales charges (note 2) ........            (354)               -             (60)              -
  Adjustments to maintain reserves ..................              (5)               -             (14)              -
                                                       --------------   --------------  --------------   -------------
      Net equity transactions .......................       3,505,344                -       2,316,146               -
                                                       --------------   --------------  --------------   -------------

  Net change in contract owners' equity .............       3,718,589                -       2,498,347               -
  Contract owners' equity beginning of period .......               -                -               -               -
                                                       --------------   --------------  --------------   -------------
  Contract owners' equity end of period .............  $    3,718,589                -       2,498,347               -
                                                       ==============   ==============  ==============   =============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                            CONTRAFUND PORTFOLIO:            BALANCED PORTFOLIO:
                                                                SERVICE CLASS                   SERVICE CLASS
                                                       ------------------------------   -----------------------------
                                                            1998             1997            1998            1997
                                                       --------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ..............................  $            -               -               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -               -               -               -
      Select ........................................               -               -               -               -
      Select (Rider Option 1) .......................               -               -               -               -
      Select (Rider Option 2) .......................               -               -               -               -
      Generations ...................................         (23,438)              -         (15,680)              -
      Generations (Rider Option 1) ..................         (24,226)              -         (11,424)              -
      Generations (Rider Option 2) ..................          (6,160)              -          (5,294)              -
                                                       --------------   -------------   -------------   -------------
    Net investment activity .........................         (53,824)              -         (32,398)              -
                                                       --------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold .............         194,844               -         235,493               -
  Cost of mutual fund shares sold ...................        (190,062)              -        (233,390)              -
                                                       --------------   -------------   -------------   -------------
    Realized gain (loss) on investments .............           4,782               -           2,103               -
  Change in unrealized gain (loss) on investments ...       1,929,222               -         549,603               -
                                                       --------------   -------------   -------------   -------------
    Net gain (loss) on investments ..................       1,934,004               -         551,706               -
                                                       --------------   -------------   -------------   -------------
  Reinvested capital gains ..........................               -               -               -               -
                                                       --------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       1,880,180               -         519,308               -
                                                       --------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................      11,884,096               -       8,771,958               -
  Transfers between funds ...........................       1,287,064               -         389,137               -
  Redemptions .......................................        (222,049)              -        (130,919)              -
  Annuity benefits ..................................               -               -               -               -
  Annual contract maintenance charge (note 2) .......               -               -               -               -
  Contingent deferred sales charges (note 2) ........            (326)              -            (636)              -
  Adjustments to maintain reserves ..................              84               -             (59)              -
                                                       --------------   -------------   -------------   -------------
      Net equity transactions .......................      12,948,869               -       9,029,481               -
                                                       --------------   -------------   -------------   -------------

  Net change in contract owners' equity .............      14,829,049               -       9,548,789               -
  Contract owners' equity beginning of period .......               -               -               -               -
                                                       --------------   -------------   -------------   -------------
  Contract owners' equity end of period .............  $   14,829,049               -       9,548,789               -
                                                       ==============   =============   =============   =============

                                                         GROWTH AND INCOME PORTFOLIO:        GROWTH OPPORTUNITIES
                                                                SERVICE CLASS              PORTFOLIO: SERVICE CLASS
                                                       -------------------------------  ------------------------------
                                                            1998             1997            1998            1997
                                                       --------------   --------------  --------------   -------------
Investment activity:
  Reinvested dividends ..............................  $            -                -               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -                -               -               -
      Select ........................................               -                -               -               -
      Select (Rider Option 1) .......................               -                -               -               -
      Select (Rider Option 2) .......................               -                -               -               -
      Generations ...................................         (24,821)               -         (81,243)              -
      Generations (Rider Option 1) ..................         (31,994)               -         (89,368)              -
      Generations (Rider Option 2) ..................          (7,363)               -         (19,315)              -
                                                       --------------   --------------  --------------   -------------
    Net investment activity .........................         (64,178)               -        (189,926)              -
                                                       --------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold .............         801,099                -         173,928               -
  Cost of mutual fund shares sold ...................        (781,432)               -        (164,968)              -
                                                       --------------   --------------  --------------   -------------
    Realized gain (loss) on investments .............          19,667                -           8,960               -
  Change in unrealized gain (loss) on investments ...       2,058,619                -       5,157,394               -
                                                       --------------   --------------  --------------   -------------
    Net gain (loss) on investments ..................       2,078,286                -       5,166,354               -
                                                       --------------   --------------  --------------   -------------
  Reinvested capital gains ..........................               -                -               -               -
                                                       --------------   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       2,014,108                -       4,976,428               -
                                                       --------------   --------------  --------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................      15,905,391                -      40,711,144               -
  Transfers between funds ...........................         692,100                -       1,099,745               -
  Redemptions .......................................        (251,704)               -        (741,889)              -
  Annuity benefits ..................................               -                -               -               -
  Annual contract maintenance charge (note 2) .......               -                -               -               -
  Contingent deferred sales charges (note 2) ........            (160)               -          (5,091)              -
  Adjustments to maintain reserves ..................              48                -              57               -
                                                       --------------   --------------  --------------   -------------
      Net equity transactions .......................      16,345,675                -      41,063,966               -
                                                       --------------   --------------  --------------   -------------

  Net change in contract owners' equity .............      18,359,783                -      46,040,394               -
  Contract owners' equity beginning of period .......               -                -               -               -
                                                       --------------   --------------  --------------   -------------
  Contract owners' equity end of period .............  $   18,359,783                -      46,040,394               -
                                                       ==============   ==============  ==============   =============


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                GOVERNMENT
                                                              INVESTMENT FUND                  HIGH YIELD FUND
                                                       ------------------------------   -----------------------------
                                                            1998             1997            1998            1997
                                                       --------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ..............................  $            -         287,288               -       1,664,977
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -          (3,971)              -         (16,813)
      Select ........................................               -         (52,722)              -        (248,687)
      Select (Rider Option 1) .......................               -               -               -               -
      Select (Rider Option 2) .......................               -               -               -               -
      Generations ...................................               -               -               -               -
      Generations (Rider Option 1) ..................               -               -               -               -
      Generations (Rider Option 2) ..................               -               -               -               -
                                                       --------------   -------------   -------------   -------------
    Net investment activity .........................               -         230,595               -       1,399,477
                                                       --------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold .............               -      20,683,351               -      97,566,593
  Cost of mutual fund shares sold ...................               -     (21,543,654)              -     (98,450,573)
                                                       --------------   -------------   -------------   -------------
    Realized gain (loss) on investments .............               -        (860,303)              -        (883,980)
  Change in unrealized gain (loss) on investments ...               -         502,588               -      (2,411,864)
                                                       --------------   -------------   -------------   -------------
    Net gain (loss) on investments ..................               -        (357,715)              -      (3,295,844)
                                                       --------------   -------------   -------------   -------------
  Reinvested capital gains ..........................               -               -               -       3,446,055
                                                       --------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............               -        (127,120)              -       1,549,688
                                                       --------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................               -         703,479               -       5,965,726
  Transfers between funds ...........................               -     (20,346,585)              -     (97,185,398)
  Redemptions .......................................               -        (279,350)              -      (1,335,478)
  Annuity benefits ..................................               -               -               -               -
  Annual contract maintenance charge (note 2) .......               -            (386)              -          (1,254)
  Contingent deferred sales charges (note 2) ........               -         (11,183)              -         (37,325)
  Adjustments to maintain reserves ..................               -              13               -             352
                                                       --------------   -------------   -------------   -------------
      Net equity transactions .......................               -     (19,934,012)              -     (92,593,377)
                                                       --------------   -------------   -------------   -------------

  Net change in contract owners' equity .............               -     (20,061,132)              -     (91,043,689)
  Contract owners' equity beginning of period .......               -      20,061,132               -      91,043,689
                                                       --------------   -------------   -------------   -------------
  Contract owners' equity end of period .............  $            -               -               -               -
                                                       ==============   =============   =============   =============

                                                              MONEY MARKET FUND                 OVERSEAS FUND
                                                       -------------------------------  ------------------------------
                                                            1998             1997            1998            1997
                                                       --------------   --------------  --------------   -------------
Investment activity:
  Reinvested dividends ..............................  $            -          290,239               -          53,871
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -           (3,845)              -         (10,730)
      Select ........................................               -          (77,418)              -        (117,562)
      Select (Rider Option 1) .......................               -                -               -               -
      Select (Rider Option 2) .......................               -                -               -               -
      Generations ...................................               -                -               -               -
      Generations (Rider Option 1) ..................               -                -               -               -
      Generations (Rider Option 2) ..................               -                -               -               -
                                                       --------------   --------------  --------------   -------------
    Net investment activity .........................               -          208,976               -         (74,421)
                                                       --------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold .............               -       34,287,294               -      48,228,759
  Cost of mutual fund shares sold ...................               -      (34,287,294)              -     (48,637,341)
                                                       --------------   --------------  --------------   -------------
    Realized gain (loss) on investments .............               -                -               -        (408,582)
  Change in unrealized gain (loss) on investments ...               -                -               -      (2,797,481)
                                                       --------------   --------------  --------------   -------------
    Net gain (loss) on investments ..................               -                -               -      (3,206,063)
                                                       --------------   --------------  --------------   -------------
  Reinvested capital gains ..........................               -                -               -       4,309,141
                                                       --------------   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............               -          208,976               -       1,028,657
                                                       --------------   --------------  --------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................               -        5,893,573               -       2,025,184
  Transfers between funds ...........................               -      (35,384,849)              -     (47,818,089)
  Redemptions .......................................               -         (643,822)              -        (425,271)
  Annuity benefits ..................................               -                -               -               -
  Annual contract maintenance charge (note 2) .......               -             (196)              -            (821)
  Contingent deferred sales charges (note 2) ........               -           (8,540)              -          (9,277)
  Adjustments to maintain reserves ..................               -            2,487               -           1,590
                                                       --------------   --------------  --------------   -------------
      Net equity transactions .......................               -      (30,141,347)              -     (46,226,684)
                                                       --------------   --------------  --------------   -------------

  Net change in contract owners' equity .............               -      (29,932,371)              -     (45,198,027)
  Contract owners' equity beginning of period .......               -       29,932,371               -      45,198,027
                                                       --------------   --------------  --------------   -------------
  Contract owners' equity end of period .............  $            -                -               -               -
                                                       ==============   ==============  ==============   =============


See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

              Funds available in the Fidelity Advisor Classic and Select
              Products:

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio
                Fidelity VIP - Growth Portfolio Fidelity VIP - High Income Portfolio
                Fidelity VIP - Money Market Portfolio (also available in the Fidelity Advisor Generations product)
                Fidelity VIP - Overseas Portfolio

              Portfolios of the Fidelity Variable Insurance Products Fund II(Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio
                Fidelity VIP-II - Asset Manager: Growth Portfolio
                Fidelity VIP-II - Contrafund Portfolio
                Fidelity VIP-II - Index 500 Portfolio (also available in the Fidelity Advisor Generations product)
                Fidelity VIP-II - Investment Grade Bond Portfolio (also available in the Fidelity Generations product)

              Portfolios of the Fidelity Variable Insurance Products Fund III(Fidelity VIP-III);
                Fidelity VIP-III - Balanced Portfolio
                Fidelity VIP-III - Growth and Income Portfolio
                Fidelity VIP-III - Growth Opportunities Portfolio

              Funds of Fidelity Advisor Annuity Fund (effective January 20, 1997, the following funds are no longer available);
                Fidelity Advisor Annuity Government Investment Fund
                Fidelity Advisor Annuity High Yield Fund
                Fidelity Advisor Annuity Money Market Fund
                Fidelity Advisor Annuity Overseas Fund

              Funds available in the Fidelity Advisor Generations product:

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Service Class
                Fidelity VIP - Growth Portfolio: Service Class
                Fidelity VIP - High Income Portfolio: Service Class
                Fidelity VIP - Overseas Portfolio: Service Class

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio: Service Class
                Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class
                Fidelity VIP-II - Contrafund Portfolio: Service Class

              Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Balanced Portfolio: Service Class
                Fidelity VIP-III - Growth and Income Portfolio: Service Class
                Fidelity VIP-III - Growth Opportunities Portfolio: Service Class

         At December 31, 1998, except as noted, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the Fidelity Advisor Annuity Classic contracts an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for the Fidelity Advisor Annuity Classic contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the Fidelity Advisor Annuity Select contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; for the Fidelity Advisor Generations Annuity contracts a mortality risk charge and an expense risk charge assessed through the daily unit value calculation equal to an annual rate of .80% and .15%, respectively. For Fidelity Advisor Annuity Select and Fidelity Advisor Generations Annuity contracts, optional long term care facility with a one-year stepped up death benefit rider is offered at an additional annual rate of 0.05% (Rider Option 1). Optional long care facility with a 5% enhanced death benefit rider is offered at an additional annual rate of 0.10% (Rider Option 2).

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998, for each series, in both the accumulation and payout phases.


                                                                                                             ANNUAL
     Contract owners' equity represented by:                  UNITS      UNIT VALUE                         RETURN(b)
                                                              -----      ----------                         ---------
      FIDELITY ADVISOR ANNUITY CLASSIC CONTRACTS:

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ..............................     153,274    $ 13.504485  $     2,069,886           10%
            Non-tax qualified ..........................     134,102      13.504485        1,810,978           10%

         Fidelity VIP - Growth Portfolio:
            Tax qualified ..............................     117,115      16.000493        1,873,898           38%
            Non-tax qualified ..........................      93,958      16.000493        1,503,374           38%

         Fidelity VIP - High Income Portfolio:
            Tax qualified ..............................     475,850      11.211755        5,335,114           (6)%
            Non-tax qualified ..........................     353,048      11.211755        3,958,288           (6)%

         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................     175,478      10.907151        1,913,965            4%
            Non-tax qualified ..........................     118,306      10.907151        1,290,381            4%

         Fidelity VIP - Overseas Portfolio:
            Tax qualified ..............................     303,117      12.890557        3,907,347           11%
            Non-tax qualified ..........................     237,415      12.890557        3,060,412           11%

         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ..............................      26,091      13.242881          345,520           14%
            Non-tax qualified ..........................      28,317      13.242881          374,999           14%

         Fidelity VIP-II - Asset Manager:
         Growth Portfolio:
            Tax qualified ..............................      30,141      13.869175          418,031           16%
            Non-tax qualified ..........................      19,928      13.869175          276,385           16%

         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ..............................     251,534      15.066384        3,789,708           28%
            Non-tax qualified ..........................     155,593      15.066384        2,344,224           28%

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................     167,612      15.840285        2,655,022           27%
            Non-tax qualified ..........................     101,830      15.840285        1,613,016           27%

         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................     159,327      11.634559        1,853,699            7%
            Non-tax qualified ..........................      93,625      11.634559        1,089,286            7%

         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified ..............................     533,457      17.091747        9,117,712           16%
            Non-tax qualified ..........................     384,433      17.091747        6,570,632           16%

         Fidelity VIP-III- Growth and
         Income Portfolio:
            Tax qualified ..............................     108,608      15.812524        1,717,367           28%
            Non-tax qualified ..........................      74,546      15.812524        1,178,760           28%

         Fidelity VIP-III - Growth Opportunities
         Portfolio:
            Tax qualified ..............................   1,579,126      24.090333       38,041,671           23%
            Non-tax qualified ..........................   1,568,582      24.090333       37,787,663           23%


      FIDELITY ADVISOR ANNUITY SELECT CONTRACTS:

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ..............................   1,732,312      13.477888       23,347,907           10%
            Non-tax qualified ..........................   2,789,952      13.477888       37,602,661           10%

         Fidelity VIP - Growth Portfolio:
            Tax qualified ..............................   1,138,568      15.969000       18,181,792           38%
            Non-tax qualified ..........................   2,009,283      15.969000       32,086,240           38%

         Fidelity VIP - High Income Portfolio:
            Tax qualified ..............................   4,158,432      11.187199       46,521,206           (6)%
            Non-tax qualified ..........................   8,642,408      11.187199       96,684,338           (6)%

         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................   1,305,540      10.883253       14,208,522            4%
            Non-tax qualified ..........................   2,759,939      10.883253       30,037,114            4%

         Fidelity VIP - Overseas Portfolio:
            Tax qualified ..............................   1,730,887      12.862332       22,263,243           11%
            Non-tax qualified ..........................   3,855,007      12.862332       49,584,380           11%

         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ..............................     351,207      13.216823        4,641,841           13%
            Non-tax qualified ..........................     698,387      13.216823        9,230,457           13%

         Fidelity VIP-II - Asset Manager:
         Growth Portfolio:
            Tax qualified ..............................     299,850      13.841884        4,150,489           16%
            Non-tax qualified ..........................     576,240      13.841884        7,976,247           16%

         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ..............................   1,788,055      15.036722       26,886,486           28%
            Non-tax qualified ..........................   3,318,944      15.036722       49,906,038           28%

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................   1,111,939      15.809112       17,578,768           27%
            Non-tax qualified ..........................   2,367,722      15.809112       37,431,582           27%

         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................   1,286,880      11.609070       14,939,480            7%
            Non-tax qualified ..........................   2,102,024      11.609070       24,402,544            7%

         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified ..............................   2,652,827      17.022798       45,158,538           16%
            Non-tax qualified ..........................   6,102,782      17.022798      103,886,425           16%

         Fidelity VIP-III- Growth and
         Income Portfolio:
            Tax qualified ..............................     968,478      15.781386       15,283,925           28%
            Non-tax qualified ..........................   2,375,755      15.781386       37,492,707           28%

         Fidelity VIP-III - Growth Opportunities
         Portfolio:
            Tax qualified ..............................   8,627,546      23.993138      207,001,902           23%
            Non-tax qualified ..........................  20,287,152      23.993138      486,752,438           23%

                                                                     (Continued)

      FIDELITY ADVISOR ANNUITY SELECT (RIDER OPTION 1):

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ..............................      41,419      11.368793          470,884           10%
            Non-tax qualified ..........................     101,795      11.368793        1,157,286           10%

         Fidelity VIP - Growth Portfolio:
            Tax qualified ..............................      38,516      13.781993          530,827           37%
            Non-tax qualified ..........................      94,771      13.781993        1,306,133           37%

         Fidelity VIP - High Income Portfolio:
            Tax qualified ..............................      55,178       9.547168          526,794           (6)%
            Non-tax qualified ..........................      99,132       9.547168          946,430           (6)%

         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................      37,306      10.462911          390,329            4%
            Non-tax qualified ..........................     111,460      10.462911        1,166,196            4%

         Fidelity VIP - Overseas Portfolio:
            Tax qualified ..............................      20,502      10.994287          225,405           11%
            Non-tax qualified ..........................      27,574      10.994287          303,156           11%

         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ..............................       4,399      11.575607           50,921           13%
            Non-tax qualified ..........................      28,093      11.575607          325,194           13%

         Fidelity VIP-II - Asset Manager
         Growth Portfolio:
            Tax qualified ..............................       9,734      11.864403          115,488           16%
            Non-tax qualified ..........................      17,710      11.864403          210,119           16%

         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ..............................      35,003      12.747959          446,217           28%
            Non-tax qualified ..........................      83,877      12.747959        1,069,261           28%

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................      23,101      13.065126          301,817           26%
            Non-tax qualified ..........................      68,636      13.065126          896,738           26%

         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................       4,667      10.883913           50,795            7%
            Non-tax qualified ..........................       6,209      10.883913           67,578            7%

         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified ..............................      23,691      11.909803          282,155           16%
            Non-tax qualified ..........................      46,788      11.909803          557,236           16%

         Fidelity VIP-III- Growth and
         Income Portfolio:
            Tax qualified ..............................      36,694      13.287693          487,579           28%
            Non-tax qualified ..........................      80,881      13.287693        1,074,722           28%

         Fidelity VIP-III - Growth Opportunities
         Portfolio:
            Tax qualified ..............................     114,036      12.762442        1,455,378           23%
            Non-tax qualified ..........................     227,642      12.762442        2,905,268           23%

      FIDELITY ADVISOR ANNUITY SELECT (RIDER OPTION 2):

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ..............................      24,656      11.362118          280,144           10%
            Non-tax qualified ..........................      29,725      11.362118          337,739           10%

         Fidelity VIP - Growth Portfolio:
            Tax qualified ..............................      30,523      13.773906          420,421           37%
            Non-tax qualified ..........................      11,669      13.773906          160,728           37%

         Fidelity VIP - High Income Portfolio:
            Tax qualified ..............................      11,405       9.541553          108,821           (6)%
            Non-tax qualified ..........................      34,631       9.541553          330,434           (6)%

         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................      61,727      10.456715          645,462            4%
            Non-tax qualified ..........................      10,039      10.456715          104,975            4%

         Fidelity VIP - Overseas Portfolio:
            Tax qualified ..............................       1,537      10.987826           16,888           11%
            Non-tax qualified ..........................       7,894      10.987826           86,738           11%

         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ..............................       1,346      11.568800           15,572           13%
            Non-tax qualified ..........................       9,296      11.568800          107,544           13%

         Fidelity VIP-II - Asset Manager
         Growth Portfolio:
            Non-tax qualified ..........................       6,520      11.857417           77,310           16%

         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ..............................       2,116      12.740463           26,959           28%
            Non-tax qualified ..........................      19,726      12.740463          251,318           28%

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................       2,611      13.057468           34,093           26%
            Non-tax qualified ..........................      24,391      13.057468          318,485           26%

         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................       2,596      10.877515           28,238            7%
            Non-tax qualified ..........................       4,254      10.877515           46,273            7%

         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified ..............................       1,398      11.902806           16,640           16%
            Non-tax qualified ..........................       7,406      11.902806           88,152           16%

         Fidelity VIP-III- Growth and
         Income Portfolio:
            Tax qualified ..............................       1,884      13.279886           25,019           28%
            Non-tax qualified ..........................       7,143      13.279886           94,858           28%

         Fidelity VIP-III - Growth Opportunities
         Portfolio:
            Tax qualified ..............................      60,778      12.754941          775,220           23%
            Non-tax qualified ..........................      57,554      12.754941          734,098           23%

                                                                     (Continued)

      FIDELITY ADVISOR GENERATIONS ANNUITY CONTRACTS:
         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................     239,010      10.407380        2,487,468            4%(a)
            Non-tax qualified ..........................     390,433      10.407380        4,063,385            4%(a)
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................     196,106      12.204206        2,393,318           22%(a)
            Non-tax qualified ..........................     338,172      12.204206        4,127,121           22%(a)
         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................     147,838      10.690813        1,580,508            7%(a)
            Non-tax qualified ..........................     250,598      10.690813        2,679,096            7%(a)

         Fidelity VIP - Equity-Income Portfolio:
         Service Class:
            Tax qualified ..............................     343,285      10.758604        3,693,267            8%(a)
            Non-tax qualified ..........................     492,319      10.758604        5,296,665            8%(a)
         Fidelity VIP - Growth Portfolio:
         Service Class:
            Tax qualified ..............................     272,183      13.265992        3,610,778           33%(a)
            Non-tax qualified ..........................     464,386      13.265992        6,160,541           33%(a)
         Fidelity VIP - High Income Portfolio:
         Service Class:
            Tax qualified ..............................     484,504       9.218542        4,466,420           (8)%(a)
            Non-tax qualified ..........................     601,794       9.218542        5,547,663           (8)%(a)
         Fidelity VIP - Overseas Portfolio:
         Service Class:
            Tax qualified ..............................     134,873      10.586638        1,427,852            6%(a)
            Non-tax qualified ..........................     129,179      10.586638        1,367,571            6%(a)
         Fidelity VIP-II - Asset Manager Portfolio:
         Service Class:
            Tax qualified ..............................      71,666      11.098876          795,412           11%(a)
            Non-tax qualified ..........................      84,366      11.098876          936,368           11%(a)
         Fidelity VIP-II - Asset Manager:
         Growth Portfolio: Service Class:
            Tax qualified ..............................      29,182      11.278688          329,135           13%(a)
            Non-tax qualified ..........................      57,110      11.278688          644,126           13%(a)
         Fidelity VIP-II - Contrafund Portfolio:
         Service Class:
            Tax qualified ..............................     208,682      12.539357        2,616,738           25%(a)
            Non-tax qualified ..........................     350,091      12.539357        4,389,916           25%(a)
         Fidelity VIP-III - Balanced Portfolio:
         Service Class:
            Tax qualified ..............................     174,467      11.340963        1,978,624           13%(a)
            Non-tax qualified ..........................     247,421      11.340963        2,805,992           13%(a)
         Fidelity VIP-III- Growth and
         Income Portfolio: Service Class:
            Tax qualified ..............................     228,032      12.392371        2,825,857           24%(a)
            Non-tax qualified ..........................     394,454      12.392371        4,888,220           24%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified ..............................     673,404      11.936099        8,037,817           19%(a)
            Non-tax qualified ..........................   1,073,225      11.936099       12,810,120           19%(a)

      FIDELITY ADVISOR GENERATIONS ANNUITY
      (RIDER OPTION 1):
         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................     252,165      10.402557        2,623,161            4%(a)
            Non-tax qualified ..........................     180,132      10.402557        1,873,833            4%(a)
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................     193,851      12.198716        2,364,733           22%(a)
            Non-tax qualified ..........................     329,494      12.198716        4,019,404           22%(a)
         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................     118,873      10.686005        1,270,277            7%(a)
            Non-tax qualified ..........................     401,936      10.686005        4,295,090            7%(a)

         Fidelity VIP - Equity-Income Portfolio:
         Service Class:
            Tax qualified ..............................     312,594      10.753771        3,361,564            8%(a)
            Non-tax qualified ..........................     456,864      10.753771        4,913,011            8%(a)
         Fidelity VIP - Growth Portfolio:
         Service Class:
            Tax qualified ..............................     259,268      13.260038        3,437,904           33%(a)
            Non-tax qualified ..........................     297,743      13.260038        3,948,083           33%(a)
         Fidelity VIP - High Income Portfolio:
         Service Class:
            Tax qualified ..............................     316,524       9.214386        2,916,574           (8)%(a)
            Non-tax qualified ..........................     458,599       9.214386        4,225,708           (8)%(a)
         Fidelity VIP - Overseas Portfolio:
         Service Class:
            Tax qualified ..............................      82,289      10.581883          870,773            6%(a)
            Non-tax qualified ..........................     122,011      10.581883        1,291,106            6%(a)
         Fidelity VIP-II - Asset Manager Portfolio:
         Service Class:
            Tax qualified ..............................      61,666      11.093882          684,115           11%(a)
            Non-tax qualified ..........................      91,981      11.093882        1,020,426           11%(a)
         Fidelity VIP-II - Asset Manager:
         Growth Portfolio: Service Class:
            Tax qualified ..............................      54,864      11.273630          618,516           13%(a)
            Non-tax qualified ..........................      47,213      11.273630          532,262           13%(a)
         Fidelity VIP-II - Contrafund Portfolio:
         Service Class:
            Tax qualified ..............................     227,291      12.533725        2,848,803           25%(a)
            Non-tax qualified ..........................     262,976      12.533725        3,296,069           25%(a)
         Fidelity VIP-III - Balanced Portfolio:
         Service Class:
            Tax qualified ..............................     128,615      11.335864        1,457,962           13%(a)
            Non-tax qualified ..........................     192,273      11.335864        2,179,581           13%(a)
         Fidelity VIP-III- Growth and
         Income Portfolio: Service Class:
            Tax qualified ..............................     353,600      12.386801        4,379,973           24%(a)
            Non-tax qualified ..........................     351,258      12.386801        4,350,963           24%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified ..............................     831,168      11.930730        9,916,441           19%(a)
            Non-tax qualified ..........................     896,484      11.930730       10,695,709           19%(a)


                                                                     (Continued)


      FIDELITY ADVISOR GENERATIONS ANNUITY
      (RIDER OPTION 2):
         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................     133,561      10.397737        1,388,732            4%(a)
            Non-tax qualified ..........................     103,226      10.397737        1,073,317            4%(a)
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................      45,723      12.193234          557,511           22%(a)
            Non-tax qualified ..........................      71,382      12.193234          870,377           22%(a)
         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................      38,420      10.681197          410,372            7%(a)
            Non-tax qualified ..........................     125,354      10.681197        1,338,931            7%(a)
         Fidelity VIP - Equity-Income Portfolio:
         Service Class:
            Tax qualified ..............................      76,194      10.748944          819,005            7%(a)
            Non-tax qualified ..........................     108,197      10.748944        1,163,003            7%(a)
         Fidelity VIP - Growth Portfolio:
         Service Class:
            Tax qualified ..............................      46,684      13.254076          618,753           33%(a)
            Non-tax qualified ..........................     117,255      13.254076        1,554,107           33%(a)
         Fidelity VIP - High Income Portfolio:
         Service Class:
            Tax qualified ..............................      72,605       9.210254          668,710           (8)%(a)
            Non-tax qualified ..........................     197,839       9.210254        1,822,147           (8)%(a)
         Fidelity VIP - Overseas Portfolio:
         Service Class:
            Tax qualified ..............................      16,755      10.577127          177,220            6%(a)
            Non-tax qualified ..........................      68,968      10.577127          729,483            6%(a)
         Fidelity VIP-II - Asset Manager Portfolio:
         Service Class:
            Tax qualified ..............................       8,319      11.088896           92,249           11%(a)
            Non-tax qualified ..........................      17,136      11.088896          190,019           11%(a)
         Fidelity VIP-II - Asset Manager:
         Growth Portfolio: Service Class:
            Tax qualified ..............................      24,911      11.268555          280,711           13%(a)
            Non-tax qualified ..........................       8,306      11.268555           93,597           13%(a)
         Fidelity VIP-II - Contrafund Portfolio:
         Service Class:
            Tax qualified ..............................      52,457      12.528086          657,186           25%(a)
            Non-tax qualified ..........................      81,444      12.528086        1,020,337           25%(a)
         Fidelity VIP-III - Balanced Portfolio:
         Service Class:
            Tax qualified ..............................      44,418      11.330772          503,290           13%(a)
            Non-tax qualified ..........................      55,013      11.330772          623,340           13%(a)
         Fidelity VIP-III- Growth and
         Income Portfolio: Service Class:
            Tax qualified ..............................      48,820      12.381235          604,452           24%(a)
            Non-tax qualified ..........................     105,831      12.381235        1,310,318           24%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified ..............................     123,265      11.925368        1,469,980           19%(a)
            Non-tax qualified ..........................     260,816      11.925368        3,110,327           19%(a)
                                                           =========    ===========
         Reserves for annuity contracts in payout phase:
            Tax qualified ..............................                                      42,282
            Non-tax qualified ..........................                                     184,309
                                                                                     ---------------
                                                                                     $ 1,820,312,727
                                                                                     ===============

(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Fidelity Advisor Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Fidelity Advisor Variable Account as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

                 [NATIONWIDE LOGO] [FIDELITY INVESTMENTS LOGO]


         Nationwide Life Insurance Company. Home Office: Columbus, Ohio

     Before investing, understand that variable annuities are not insured by the FDIC or any other government agency, are not bank deposits, and are not the obligation of, or guaranteed by, the financial institution where they are offered.

           Variable annuities involve investment risk, including the
                          possible loss of principal.

    Nationwide(R) is a registered federal service mark of Nationwide Mutual
                               Insurance Company.

APO = 2929 = G (12/98)